Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 96.0%
Aerospace & Defense — 3.7%
Curtiss-Wright Corp.	1,377	$747,628
RTX Corp.	31,045	5,194,760
		5,942,388
Agriculture — 2.2%
Philip Morris International, Inc.	22,302	3,617,384
Apparel — 0.7%
NIKE, Inc., Class B	15,371	1,071,820
Auto Manufacturers — 0.6%
PACCAR, Inc.	9,916	974,941
Auto Parts & Equipment — 1.4%
Allison Transmission Holdings, Inc.	10,157	862,126
BorgWarner, Inc.	31,993	1,406,413
		2,268,539
Banks — 9.5%
Citigroup, Inc.	38,570	3,914,855
JPMorgan Chase & Co.	24,513	7,732,135
Wells Fargo & Co.	45,096	3,779,947
		15,426,937
Biotechnology — 4.3%
Gilead Sciences, Inc.	22,194	2,463,534
Regeneron Pharmaceuticals, Inc.	6,612	3,717,729
United Therapeutics Corp.*	2,012	843,451
		7,024,714
Chemicals — 1.2%
CF Industries Holdings, Inc.	15,717	1,409,815
PPG Industries, Inc.	5,534	581,679
		1,991,494
Commercial Services — 2.0%
S&P Global, Inc.	6,758	3,289,186
Distribution & Wholesale — 0.6%
Pool Corp.	3,260	1,010,828
Diversified Financial Services — 2.5%
Mastercard, Inc., Class A	4,730	2,690,471
Raymond James Financial, Inc.	7,770	1,341,102
		4,031,573
Electrical Components & Equipment — 1.1%
Generac Holdings, Inc.*	10,317	1,727,066
Electronics — 1.5%
Allegion PLC	10,083	1,788,220
nVent Electric PLC	6,640	654,970
		2,443,190
Environmental Control — 1.8%
Veralto Corp.	27,023	2,880,922
Hand & Machine Tools — 0.6%
MSA Safety, Inc.	5,990	1,030,699
	Number of Shares	Value†

Healthcare Products — 3.9%
Agilent Technologies, Inc.	21,030	$2,699,201
Align Technology, Inc.*	7,080	886,558
GE HealthCare Technologies, Inc.	14,220	1,067,922
ResMed, Inc.	6,180	1,691,651
		6,345,332
Healthcare Services — 4.6%
Charles River Laboratories International, Inc.*	6,510	1,018,555
HCA Healthcare, Inc.	3,728	1,588,873
Quest Diagnostics, Inc.	12,482	2,378,819
UnitedHealth Group, Inc.	7,420	2,562,126
		7,548,373
Insurance — 6.6%
Axis Capital Holdings Ltd.	23,143	2,217,099
Berkshire Hathaway, Inc., Class B*	12,551	6,309,890
MetLife, Inc.	16,753	1,379,945
MGIC Investment Corp.	26,492	751,578
		10,658,512
Internet — 1.6%
Alphabet, Inc., Class C	4,960	1,208,008
Uber Technologies, Inc.*	14,320	1,402,930
		2,610,938
Iron & Steel — 1.0%
Steel Dynamics, Inc.	11,605	1,618,085
Machinery — Diversified — 2.4%
Cactus, Inc., Class A	21,800	860,446
Otis Worldwide Corp.	17,410	1,591,796
Westinghouse Air Brake Technologies Corp.	7,485	1,500,518
		3,952,760
Media — 2.1%
The Walt Disney Co.	29,570	3,385,765
Miscellaneous Manufacturing — 1.0%
ITT, Inc.	8,830	1,578,451
Office & Business Equipment — 1.1%
Zebra Technologies Corp., Class A*	6,034	1,793,064
Oil & Gas — 6.6%
APA Corp.	32,810	796,627
Chevron Corp.	19,570	3,039,025
ConocoPhillips	21,238	2,008,902
EOG Resources, Inc.	34,221	3,836,859
Phillips 66	8,062	1,096,593
		10,778,006
Pharmaceuticals — 6.2%
Cencora, Inc.	7,589	2,371,790
Johnson & Johnson	41,161	7,632,073
		10,003,863
Real Estate — 1.0%
Jones Lang LaSalle, Inc.*	5,420	1,616,678

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 11.2%
Casey's General Stores, Inc.	2,671	$1,509,970
Dick's Sporting Goods, Inc.	9,649	2,144,201
Genuine Parts Co.	8,070	1,118,502
Lowe's Cos., Inc.	11,160	2,804,619
MSC Industrial Direct Co., Inc., Class A	14,392	1,326,079
Ross Stores, Inc.	11,962	1,822,889
Ulta Beauty, Inc.*	2,447	1,337,897
Walmart, Inc.	41,930	4,321,306
Yum! Brands, Inc.	11,630	1,767,760
		18,153,223
Semiconductors — 5.0%
Lam Research Corp.	7,537	1,009,204
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,249	2,303,863
Texas Instruments, Inc.	26,091	4,793,700
		8,106,767
Software — 2.2%
Electronic Arts, Inc.	8,366	1,687,422
Fiserv, Inc.*	6,722	866,667
Paycom Software, Inc.	5,040	1,049,026
		3,603,115
Telecommunications — 3.8%
AT&T, Inc.	123,690	3,493,006
Cisco Systems, Inc.	40,250	2,753,905
		6,246,911
Transportation — 2.0%
CSX Corp.	39,880	1,416,139
J.B. Hunt Transport Services, Inc.	6,421	861,505
Landstar System, Inc.	8,280	1,014,797
		3,292,441
TOTAL COMMON STOCKS (Cost $129,358,238)		156,023,965

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Storage & Warehousing — 0.8%
Public Storage (Cost $1,211,260)	4,357	1,258,519

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $5,220,803)	5,220,803	5,220,803
TOTAL INVESTMENTS — 100.0% (Cost $135,790,301)		$162,503,287
Other Assets & Liabilities — 0.0%		18,420
TOTAL NET ASSETS — 100.0%		$162,521,707

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.

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